OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Non-cancellable Operating Lease Commitments

The following table presents the non-cancellable operating lease commitments:

	Years ended December 31,
€ in thousands	2017	2016	2015
Within 1 year	3,902	3,853	3,277
In the second to the fifth year	9,557	12,598	4,750
After five years	0	0	0